Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2023
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	11,610	—	11,610

Liabilities:
Contingent consideration	—	—	30,949	30,949

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	10,863	—	10,863

Liabilities:
Contingent consideration	—	—	12,990	12,990

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2021	4,671
Increase from acquisitions	3,339
Charges through profit or loss	5,070
Effect of movements in foreign exchange	(90)
Balance at January 31, 2022	12,990
Increase from acquisitions	26,043
Cash payments	(10,782)
Charges through profit or loss	2,804
Effect of movements in foreign exchange	(106)
Balance at January 31, 2023	30,949